LOANS, Allowance for Credit Losses, Probable Incurred Loss Methodology (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
ACL [Abstract]
Individually evaluated for impairment	[1]	$ 5,581
Collectively evaluated for impairment	[1]	29,848
Total ending ACL		35,429	[1]	$ 26,148	$ 24,888
Loans [Abstract]
Individually evaluated for impairment	[1]	50,672
Collectively evaluated for impairment	[1]	2,690,880
Total loans recorded investment	[1]	2,742,577
Accrued interest included in recorded investment	[1]	8,899
Total loans	[1]	2,733,678
Loans Acquired with Deteriorated Credit Quality [Member]
ACL [Abstract]
Loans acquired with deteriorated credit quality	[1]	0
Loans [Abstract]
Loans acquired with deteriorated credit quality	[1]	1,025
Commercial [Member]
ACL [Abstract]
Individually evaluated for impairment	[1]	1,266
Collectively evaluated for impairment	[1]	6,135
Total ending ACL		7,401	[1]	7,922	7,090
Loans [Abstract]
Individually evaluated for impairment	[1]	9,431
Collectively evaluated for impairment	[1]	1,236,052
Total loans recorded investment	[1]	1,245,951
Accrued interest included in recorded investment	[1]	3,536
Total loans	[1]	1,242,415
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
ACL [Abstract]
Loans acquired with deteriorated credit quality	[1]	0
Loans [Abstract]
Loans acquired with deteriorated credit quality	[1]	468
Mortgage [Member]
ACL [Abstract]
Individually evaluated for impairment	[1]	4,124
Collectively evaluated for impairment	[1]	2,874
Total ending ACL		6,998	[1]	8,216	7,978
Loans [Abstract]
Individually evaluated for impairment	[1]	39,245
Collectively evaluated for impairment	[1]	980,449
Total loans recorded investment	[1]	1,020,104
Accrued interest included in recorded investment	[1]	4,178
Total loans	[1]	1,015,926
Mortgage [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
ACL [Abstract]
Loans acquired with deteriorated credit quality	[1]	0
Loans [Abstract]
Loans acquired with deteriorated credit quality	[1]	410
Installment [Member]
ACL [Abstract]
Individually evaluated for impairment	[1]	191
Collectively evaluated for impairment	[1]	921
Total ending ACL		1,112	[1]	1,283	895
Loans [Abstract]
Individually evaluated for impairment	[1]	1,996
Collectively evaluated for impairment	[1]	474,379
Total loans recorded investment	[1]	476,522
Accrued interest included in recorded investment	[1]	1,185
Total loans	[1]	475,337
Installment [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
ACL [Abstract]
Loans acquired with deteriorated credit quality	[1]	0
Loans [Abstract]
Loans acquired with deteriorated credit quality	[1]	147
Subjective Allocation [Member]
ACL [Abstract]
Individually evaluated for impairment	[1]	0
Collectively evaluated for impairment	[1]	19,918
Total ending ACL		19,918	[1]	$ 8,727	$ 8,925
Subjective Allocation [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
ACL [Abstract]
Loans acquired with deteriorated credit quality	[1]	$ 0

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.